Non-current provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Non-current provisions and other non-current liabilities
Schedule of development of non-current provisions

Development of non-current provisions

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2019	translation	group	Utilized	Reversed	Additions	Reclassifications	2019

Personnel expenses	84,439	1,203	430	(3,294)	(713)	19,065	(40,764)	60,366
Interest payable related to income taxes	29,231	150	—	—	(5,447)	2,177	—	26,111
Other non-current provisions	14,777	66	6,066	(283)	(249)	1,949	—	22,326
Non-current provisions	128,447	1,419	6,496	(3,577)	(6,409)	23,191	(40,764)	108,803